Related Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Condensed Consolidated Balance Sheets
Significant related party transactions included in the condensed consolidated balance sheet are summarized below (in thousands):

	As of June 30, 2022	As of December 31, 2021
Accounts receivable:
Joyn	$2	$5
Motif	235	3,020
Allonnia	499	849
Arcaea	2,050	724
Verb	467	—

	$3,253	$4,598

Deferred revenue, current and non-current:
Joyn	$2,478	$4,608
Motif	51,933	52,171
Genomatica	11,349	17,111
Allonnia	35,876	38,016
Arcaea	43,831	47,356
Other equity investees	628	1,559

	$146,095	$160,821

Related party transactions included in the Consolidated Balance Sheets, excluding the Company’s investments and equity method investments, are summarized below (in thousands):

	As of December 31,
	2021	2020
Accounts receivable:
Joyn	$5	$—
Motif	3,020	2,403
Genomatica	—	1,500
Allonnia	849	1,309
Arcaea	724	—

	$4,598	$5,212

Deferred revenue, current and non-current:
Joyn	$4,608	$9,862
Motif	52,171	53,952
Genomatica	17,111	30,128
Allonnia	38,016	26,064
Arcaea	47,356	—
Other equity investees	1,559	72

	$160,821	$120,078

Summary of Condensed Consolidated Statements of Operations and Comprehensive Loss
Significant related party transactions included in the condensed consolidated statements of operations and comprehensive loss are summarized below (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Foundry revenue:
Joyn	$947	$1,154	$2,129	$2,752
Motif	507	4,612	1,852	10,104
Genomatica	2,405	2,903	5,763	6,201
Allonnia	439	1,098	3,660	3,364
Arcaea	2,363	1,191	6,287	1,191
Verb	639	—	938	—
Other equity investees	673	4	872	10

	$7,973	$10,962	$21,501	$23,622

Related party transactions
included in the Consolidated Statements Operations and Comprehensive Loss, excluding the losses on the Company’s investments and equity method investments, are summarized below (in thousands):

	Year Ended December 31,
	2021	2020	2019
Foundry revenue:
Joyn	$5,254	$7,273	$9,349
Motif	20,224	20,798	18,986
Genomatica	12,868	9,431	6,248
Allonnia	5,126	4,960	—
Arcaea	3,676	—	—
Other equity investees	13	73	685

	$47,161	$42,535	$35,268